Earnout Liability (Tables)	3 Months Ended
Mar. 31, 2022
Derivative Instrument Detail [Abstract]
Summary of Earnout Liability Activity

The following represents a summary of the earnout liability activity during the three months ended March 31, 2022:

Earnout Liability
Balance at December 31, 2021	$—
Recognized upon Business Combination	58,871
Changes in fair value	(33,869)
Balance at March 31, 2022	$25,002

Summary of Weighted Average Assumptions Used to Determine Fair Value of Earnout Liability

The following weighted-average assumptions were used to determine the fair value of the earnout liability at March 31, 2022:

Earnout Liability
Expected term	4.8 years
Expected volatility	40.0%
Expected dividend yield	0.0%
Risk free interest rate	2.4%
Price of Gelesis Common Stock	$4.53